Payden Low Duration Fund

Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (24%
)
1,451,266 Barings CLO Ltd. 2013-IA 144A, (3 mo. LIBOR
USD + 0.800%), 3.51%, 1/20/28 (a)(b) $ 1,432
1,690,385 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 3.37%,
2/16/37 (a)(b) 1,691
11,513,184 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 8,828
10,522,903 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
LIBOR USD + 0.990%), 3.50%, 4/15/29 (a)(b) 10,353
11,400,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 1.150%), 3.27%, 8/19/38 (a)(b) 11,106
1,351,635 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 1,291
8,767,456 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 7,836
4,406,702 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
3.53%, 8/20/35 (a)(b) 4,367
2,900,000 DataBank Issuer 2021-1A 144A, 2.06%,
2/27/51 (a) 2,647
5,200,000 DataBank Issuer 2021-2A 144A, 2.40%,
10/25/51 (a) 4,722
15,900,000 Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.920%), 3.43%, 10/15/30 (a)(b) 15,647
7,500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 6,616
7,650,000 Diamond Issuer 2021-1A 144A, 2.31%,
11/20/51 (a) 6,890
173,119 Drive Auto Receivables Trust 2020-2, 1.42%,
3/17/25  173
241,526 Drive Auto Receivables Trust 2019-4, 2.51%,
11/17/25  241
1,719,637 Drive Auto Receivables Trust 2020-1, 2.36%,
3/16/26  1,716
5,950,000 Drive Auto Receivables Trust 2021-3, 1.11%,
5/15/26  5,761
507,013 Enterprise Fleet Financing LLC 2019-2 144A,
2.29%, 2/20/25 (a) 507
2,000,000 Flagship Credit Auto Trust 2021-3 144A,
0.95%, 7/15/27 (a) 1,876
5,250,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 4,873
1,660,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.03%, 4/16/25  1,631
1,290,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.18%, 5/16/25  1,266
6,308,405 GMF Canada Leasing Trust 2020-1A 144A,
1.05%, 11/20/25 CAD (a)(c) 4,899
4,750,000 GreatAmerica Leasing Receivables Funding LLC
Series 2021-1 144A, 0.34%, 8/15/24 (a) 4,602
7,810,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 1.180%), 3.18%, 9/15/37 (a)
(b) 7,719
3,750,000 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 3.87%, 12/15/39 (a)(b) 3,625
6,929,574 ITE Rail Fund Levered LP 2021-3A 144A,
2.21%, 6/28/51 (a) 6,324
2,490,204 John Deere Owner Trust 2020-B, 0.51%,
11/15/24  2,448
Principal
or Shares Security Description
Value
(000)
7,250,000 LCCM Trust 2021-FL2 144A, (1 mo. LIBOR
USD + 1.200%), 3.20%, 12/13/38 (a)(b) $ 7,116
1,715,102 LCM XX LP 20A 144A, (3 mo. LIBOR USD +
1.040%), 3.75%, 10/20/27 (a)(b) 1,699
5,300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 1.300%), 3.30%, 7/15/36 (a)(b) 5,168
15,037,819 Madison Park Funding XXV Ltd. 2017-25A
144A, (3 mo. LIBOR USD + 0.970%), 3.75%,
4/25/29 (a)(b) 14,827
4,350,000 MBarc Credit Canada Inc. 2021-AA 144A,
0.63%, 5/15/24 CAD (a)(c) 3,344
2,296,969 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 2,143
6,212,560 Navient Private Education Refi Loan Trust 2021-
FA 144A, 1.11%, 2/18/70 (a) 5,485
6,493,290 Navient Private Education Refi Loan Trust 2022-
A 144A, 2.23%, 7/15/70 (a) 6,063
8,495,681 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 1.85%, 11/20/50 (a) 7,826
15,550,000 Octagon Investment Partners 32 Ltd. 2017-1A
144A, (3 mo. LIBOR USD + 0.950%), 3.46%,
7/15/29 (a)(b) 15,338
8,400,000 OneMain Financial Issuance Trust 2021-1A
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.760%), 2.15%,
6/16/36 (a)(b) 7,992
3,706,602 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 0.800%), 2.28%,
2/20/28 (a)(b) 3,679
2,100,000 PFS Financing Corp. 2020-F 144A, 0.93%,
8/15/24 (a) 2,097
5,870,763 Regatta Funding LP 2013-2A 144A, (3 mo.
LIBOR USD + 0.850%), 3.36%, 1/15/29 (a)(b) 5,823
4,530,777 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 4,488
1,732,876 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 1,683
5,150,000 Santander Drive Auto Receivables Trust 2022-3,
3.40%, 12/15/26  5,117
4,744,354 SoFi Professional Loan Program Trust 2021-A
144A, 1.03%, 8/17/43 (a) 4,342
7,507,734 SoFi Professional Loan Program Trust 2021-B
144A, 1.14%, 2/15/47 (a) 6,740
4,410,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 4,062
2,400,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 2,174
4,696,613 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
3.30%, 7/15/38 (a)(b) 4,658
13,815,000 TCI-Symphony CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.930%), 3.44%, 7/15/30 (a)(b) 13,597
5,130,000 Textainer Marine Containers VII Ltd. 2021-2A
144A, 2.23%, 4/20/46 (a) 4,634
7,837,225 TRP-TRIP Rail Master Funding LLC 2021-2
144A, 2.15%, 6/19/51 (a) 7,092
7,960,000 TRTX Issuer Ltd. 2019-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.564%),
3.52%, 10/15/34 (a)(b) 7,906
6,550,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 5,992
3,700,000 Westlake Automobile Receivables Trust 2020-
1A 144A, 2.80%, 6/16/25 (a) 3,638

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
2,229,757 Westlake Automobile Receivables Trust 2020-
2A 144A, 1.32%, 7/15/25 (a) $ 2,225
4,477,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 3,973
Total Asset Backed (Cost - $316,023)
302,008
Bank Loans(d) (0%
)
1,641,750 Southwestern Energy Co. Term Loan B 1L,
(TSFR USD 1-Month + 1.500%), 4.70%,
6/22/27
(Cost - $1,638) 1,627
Commercial Paper(e) (3%
)
21,950,000 Duke Energy Corp. , 0.00%, 8/01/22  21,945
10,000,000 Ryder System Inc. , 2.48%, 8/01/22  9,998
3,500,000 United Overseas Bank Ltd. , 0.00%, 8/05/22  3,499
Total Commercial Paper (Cost - $35,450)
35,442
Corporate Bond (34%
)
Financial  (14%)
5,755,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.15%, 10/29/23  5,528
5,110,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  4,751
2,190,000 Air Lease Corp. , 0.80%, 8/18/24  2,029
2,240,000 Ally Financial Inc. , 1.45%, 10/02/23  2,178
1,890,000 Ally Financial Inc. , 3.88%, 5/21/24  1,884
3,365,000 American Tower Corp. , 0.60%, 1/15/24  3,215
3,420,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (a) 3,386
1,980,000 Aviation Capital Group LLC 144A, 4.38%,
1/30/24 (a) 1,947
3,000,000 Banco Bradesco SA 144A, 2.85%, 1/27/23 (a) 2,985
3,845,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.740%), 0.81%, 10/24/24 (b) 3,693
6,680,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 0.98%, 4/22/25 (b) 6,339
7,770,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.650%), 1.53%, 12/06/25 (b) 7,289
3,610,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 3,438
1,690,000 Blackstone Private Credit Fund 144A, 1.75%,
9/15/24 (a) 1,541
2,600,000 Blackstone Secured Lending Fund , 3.65%,
7/14/23  2,564
3,791,000 BPCE SA 144A, 5.70%, 10/22/23 (a) 3,835
1,430,000 Brighthouse Financial Global Funding 144A,
1.00%, 4/12/24 (a) 1,356
5,665,000 Brighthouse Financial Global Funding 144A,
1.75%, 1/13/25 (a) 5,321
4,420,000 Equinix Inc. , 2.63%, 11/18/24 (f) 4,286
8,005,000 F&G Global Funding 144A, 0.90%, 9/20/24 (a) 7,425
1,935,000 First Republic Bank , (U.S. Secured Overnight
Financing Rate + 0.620%), 1.91%, 2/12/24 (b) 1,915
2,030,000 First-Citizens Bank & Trust Co. , (3 mo. Term
Secured Overnight Financing Rate + 1.715%),
2.97%, 9/27/25 (b) 1,957
3,980,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 3,808
1,380,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 1,300
1,645,000 Goldman Sachs Group Inc. , 3.50%, 4/01/25  1,638
3,600,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.609%), 0.86%,
2/12/26 (b) 3,308
2,460,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  2,379
Principal
or Shares Security Description
Value
(000)
2,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75%, 9/15/24  $ 2,014
655,000 iStar Inc. , 4.75%, 10/01/24  647
3,935,000 Itau Unibanco Holding SA 144A, 2.90%,
1/24/23 (a) 3,927
1,760,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.420%), 0.56%, 2/16/25 (b) 1,668
6,915,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.980%), 3.85%, 6/14/25 (b) 6,900
3,540,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 4.08%, 4/26/26 (b) 3,541
3,415,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.694%), 1.20%,
10/14/25 (a)(b) 3,187
15,090,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550%), 0.95%, 7/19/25 (b) 14,148
4,950,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.525%), 0.79%, 5/30/25 (b) 4,652
3,435,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.152%), 2.72%, 7/22/25 (b) 3,346
2,230,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 2,073
6,205,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.560%), 1.16%, 10/21/25 (b) 5,800
5,110,000 National Bank of Canada , (U.S. Secured
Overnight Financing Rate + 1.009%), 3.75%,
6/09/25 (b) 5,083
2,160,000 Owl Rock Capital Corp. , 4.25%, 1/15/26  2,047
1,520,000 Owl Rock Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 1,369
1,380,000 Radian Group Inc. , 6.63%, 3/15/25  1,408
4,400,000 Reliance Standard Life Global Funding II 144A,
3.85%, 9/19/23 (a) 4,405
3,350,000 Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 2,967
2,850,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 2,593
3,800,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,451
1,195,000 Shriram Transport Finance Co. Ltd. 144A,
5.10%, 7/16/23 (a) 1,162
1,700,000 VICI Properties LP/VICI Note Co. Inc. 144A,
3.50%, 2/15/25 (a) 1,609
5,365,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 3.91%, 4/25/26 (b) 5,336
174,628
Industrial  (14%)
6,780,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
2/15/23 (a) 6,786
1,395,000 Aptiv PLC/Aptiv Corp. , 2.40%, 2/18/25  1,346
1,380,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 1,389
1,380,000 Ball Corp. , 4.00%, 11/15/23  1,378
1,425,000 Berry Global Inc. , 0.95%, 2/15/24  1,354
7,060,000 Boeing Co. , 1.43%, 2/04/24  6,803
1,380,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,405
2,450,000 Daimler Trucks Finance North America LLC
144A, 1.63%, 12/13/24 (a) 2,319
3,345,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (a) 3,196
1,985,000 Fidelity National Information Services Inc. ,
0.60%, 3/01/24  1,890
5,450,000 Ford Motor Credit Co. LLC , 2.30%, 2/10/25  5,115

Principal
or Shares Security Description
Value
(000)
2,665,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  $ 2,661
1,380,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  1,389
3,000,000 General Motors Financial Co. Inc. , 1.05%,
3/08/24  2,862
4,000,000 General Motors Financial Co. Inc. , 3.95%,
4/13/24  3,994
3,860,000 General Motors Financial Co. Inc. , 1.20%,
10/15/24  3,614
1,785,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 1,625
8,300,000 Glencore Funding LLC 144A, 4.63%, 4/29/24 (a) 8,330
3,290,000 Graphic Packaging International LLC 144A,
0.82%, 4/15/24 (a) 3,113
1,380,000 Graphic Packaging International LLC , 4.13%,
8/15/24  1,372
1,380,000 HCA Inc. , 5.38%, 2/01/25  1,410
2,285,000 Huntington Ingalls Industries Inc. , 0.67%,
8/16/23  2,206
3,760,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (a) 3,651
4,000,000 Hyundai Capital America 144A, 0.88%,
6/14/24 (a) 3,754
3,675,000 Hyundai Capital America 144A, 1.00%,
9/17/24 (a) 3,432
1,660,000 Infor Inc. 144A, 1.45%, 7/15/23 (a) 1,615
2,590,000 Magallanes Inc. 144A, 3.43%, 3/15/24 (a) 2,551
1,380,000 Meritage Homes Corp. , 6.00%, 6/01/25  1,402
3,185,000 Microchip Technology Inc. , 2.67%, 9/01/23  3,141
6,075,000 Microchip Technology Inc. , 0.97%, 2/15/24  5,797
3,810,000 NBN Co. Ltd. 144A, 0.88%, 10/08/24 (a) 3,565
6,545,000 Nissan Motor Acceptance Co. LLC 144A, 1.05%,
3/08/24 (a) 6,171
1,000,000 Nordstrom Inc. , 2.30%, 4/08/24  949
2,535,000 NTT Finance Corp. 144A, 4.14%, 7/26/24 (a) 2,562
3,155,000 Pelabuhan Indonesia Persero PT 144A, 4.50%,
5/02/23 (a) 3,164
1,380,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,332
2,610,000 Qorvo Inc. 144A, 1.75%, 12/15/24 (a) 2,451
1,655,000 Quanta Services Inc. , 0.95%, 10/01/24  1,541
5,225,000 Renesas Electronics Corp. 144A, 1.54%,
11/26/24 (a) 4,885
4,460,000 Royalty Pharma PLC , 0.75%, 9/02/23  4,312
1,380,000 Seagate HDD Cayman , 4.88%, 3/01/24  1,375
560,000 Skyworks Solutions Inc. , 0.90%, 6/01/23  545
8,000,000 SMBC Aviation Capital Finance DAC 144A,
4.13%, 7/15/23 (a) 7,956
7,830,000 Sonoco Products Co. , 1.80%, 2/01/25  7,430
2,860,000 Southwest Airlines Co. , 4.75%, 5/04/23  2,881
1,380,000 Sprint Communications LLC , 6.00%, 11/15/22  1,389
2,000,000 Stellantis NV , 5.25%, 4/15/23  2,010
8,400,000 Suntory Holdings Ltd. 144A, 2.25%,
10/16/24 (a) 8,022
1,380,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (a) 1,398
1,100,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  1,111
800,000 Teva Pharmaceutical Finance Netherlands III BV ,
7.13%, 1/31/25  823
865,000 T-Mobile USA Inc. , 2.25%, 2/15/26  808
855,000 Toll Brothers Finance Corp. , 4.38%, 4/15/23  854
1,380,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,383
1,380,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  1,391
Principal
or Shares Security Description
Value
(000)
2,805,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) $ 2,695
3,435,000 VMware Inc. , 1.00%, 8/15/24  3,234
1,605,000 Volkswagen Group of America Finance LLC
144A, 3.95%, 6/06/25 (a) 1,598
6,000,000 VW Credit Canada Inc. , 3.25%, 3/29/23
CAD (c) 4,663
1,340,000 Westinghouse Air Brake Technologies Corp. ,
3.20%, 6/15/25  1,294
174,692
Utility  (6%)
3,725,000 Aker BP ASA 144A, 2.88%, 1/15/26 (a) 3,542
5,835,000 Alexander Funding Trust 144A, 1.84%,
11/15/23 (a) 5,592
1,500,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  1,460
980,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 922
4,300,000 Devon Energy Corp. , 5.25%, 9/15/24  4,397
2,525,000 Energy Transfer LP , 3.60%, 2/01/23  2,519
3,930,000 Energy Transfer LP , 4.25%, 3/15/23  3,933
1,380,000 EQT Corp. , 6.13%, 2/01/25  1,439
3,619,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) 3,536
3,195,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 3,169
1,750,000 OGE Energy Corp. , 0.70%, 5/26/23  1,703
7,985,000 ONE Gas Inc. , 1.10%, 3/11/24  7,634
4,000,000 Plains All American Pipeline LP/PAA Finance
Corp. , 3.60%, 11/01/24  3,936
6,812,000 Sabine Pass Liquefaction LLC , 5.75%, 5/15/24  6,956
2,120,000 Saudi Arabian Oil Co. 144A, 1.25%,
11/24/23 (a) 2,056
3,525,000 Southern Co. , 4.48%, 8/01/24  3,558
4,200,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 3,868
2,062,674 Transocean Sentry Ltd. 144A, 5.38%, 5/15/23 (a) 1,971
1,415,000 Vistra Operations Co. LLC 144A, 4.88%,
5/13/24 (a) 1,406
3,800,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (a) 3,685
67,282
Total Corporate Bond (Cost - $435,315)
416,602
Mortgage Backed (12%
)
7,535,500 BDS 2021-FL8 144A, (1 mo. LIBOR USD +
0.920%), 3.08%, 1/18/36 (a)(b) 7,469
3,900,000 Bellemeade RE Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 2.51%, 9/25/31 (a)(b) 3,835
121,907,136 Benchmark Mortgage Trust 2018-B6, 0.41%,
10/10/51 (g) 2,012
2,567,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 1.080%), 3.08%,
10/15/36 (a)(b) 2,515
4,827,841 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 1.130%), 3.13%,
10/15/37 (a)(b) 4,629
4,550,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 0.899%), 2.90%, 10/15/36 (a)(b) 4,326
7,050,000 BXMT Ltd. 2021-FL4 144A, (1 mo. LIBOR
USD + 1.050%), 3.05%, 5/15/38 (a)(b) 6,948

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
22,330,067 Cantor Commercial Real Estate Lending 2019-
CF1, 1.14%, 5/15/52 (g) $ 1,199
9,002,025 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 4.05%,
6/15/34 (a)(b) 8,535
44,332,867 Citigroup Commercial Mortgage Trust 2018-C6,
0.77%, 11/10/51 (g) 1,718
401,936 Connecticut Avenue Securities Trust 2019-R06
144A, (1 mo. LIBOR USD + 2.100%), 4.36%,
9/25/39 (a)(b) 402
390,878 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 2.100%), 4.36%,
10/25/39 (a)(b) 391
4,729,868 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 4.41%,
11/25/39 (a)(b) 4,632
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 11.51%,
11/25/39 (a)(b) 4,095
468,638 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 4.31%,
1/25/40 (a)(b) 469
900,000 Connecticut Avenue Securities Trust 2020-SBT1
144A, (1 mo. LIBOR USD + 3.650%), 5.91%,
2/25/40 (a)(b) 887
2,860,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.230%), 3.23%, 5/15/36 (a)(b) 2,805
2,691,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550%), 3.06%, 4/25/34 (a)(b) 2,667
13,150,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 3.51%,
11/25/41 (a)(b) 12,161
15,469,391 FHLMC Multifamily Structured Pass-Through
Certificates K727, 2.95%, 7/25/24  15,363
9,622,488 Freddie Mac REMIC 5057, 1.00%, 4/15/54  8,958
3,031,942 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 4.11%, 9/25/49 (a)(b) 3,016
2,777,643 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.700%), 2.21%,
8/25/33 (a)(b) 2,764
2,201,378 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 2.36%,
9/25/41 (a)(b) 2,108
406,354 Freddie Mac STACR REMIC Trust 2019-HQA4
144A, (1 mo. LIBOR USD + 2.050%), 4.31%,
11/25/49 (a)(b) 406
488,353 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 1.700%), 3.96%,
1/25/50 (a)(b) 484
821,213 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 4.16%,
1/25/50 (a)(b) 813
498,675 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 4.11%,
2/25/50 (a)(b) 496
543,734 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 3.100%), 5.36%,
3/25/50 (a)(b) 545
Principal
or Shares Security Description
Value
(000)
376,826 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 1.950%), 4.21%,
10/25/49 (a)(b) $ 376
1,110,301 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 13.51%, 10/25/29 (b) 1,150
1,450,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 6.86%, 12/25/42 (b) 1,462
3,270,830 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 2.76%, 1/25/34 (a)(b) 3,247
5,000,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-MFP 144A, (1 mo. LIBOR
USD + 1.160%), 3.16%, 7/15/36 (a)(b) 4,874
699,929 MF1 Ltd. 2020-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.964%), 4.92%,
7/15/35 (a)(b) 699
3,400,000 Morgan Stanley Capital I Trust 2017-CLS
144A, (1 mo. LIBOR USD + 0.700%), 2.70%,
11/15/34 (a)(b) 3,374
2,947,180 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(g) 2,918
2,173,738 New Residential Mortgage Loan Trust 2017-3A
144A, 4.00%, 4/25/57 (a)(g) 2,149
1,862,622 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(g) 1,814
3,000,000 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 3.11%, 4/25/34 (a)(b) 2,930
8,450,000 ONE Mortgage Trust 2021-PARK 144A, (1 mo.
LIBOR USD + 0.700%), 2.70%, 3/15/36 (a)(b) 8,093
3,212,892 PFP Ltd. 2019-6 144A, (1 mo. LIBOR USD +
1.450%), 3.45%, 4/14/37 (a)(b) 3,210
4,625,409 Provident Funding Mortgage Trust 2020-F1
144A, 2.00%, 1/25/36 (a)(g) 4,246
1,585,233 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 3.36%, 11/25/31 (a)(b) 1,568
1,501,999 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 3.91%, 4/25/43 (a)(b) 1,502
2,750,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 6.01%, 4/25/43 (a)(b) 2,750
650,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 12.76%, 2/25/47 (a)(b) 716
Total Mortgage Backed (Cost - $160,244)
153,726
U.S. Treasury (28%
)
19,731,000 U.S. Treasury Note , 2.75%, 5/31/23 (h)(i) 19,695
68,000,000 U.S. Treasury Note , 2.50%, 4/30/24  67,485
4,000,000 U.S. Treasury Note , 0.25%, 6/15/24  3,807
24,835,000 U.S. Treasury Note , 3.00%, 6/30/24  24,873
10,145,000 U.S. Treasury Note , 0.75%, 11/15/24  9,669
46,201,000 U.S. Treasury Note , 1.50%, 2/15/25  44,658
81,055,000 U.S. Treasury Note , 2.63%, 4/15/25  80,558
24,985,000 U.S. Treasury Note , 2.75%, 5/15/25  24,918
72,420,000 U.S. Treasury Note , 3.00%, 7/15/25  72,788
Total U.S. Treasury (Cost - $350,048)
348,451
Investment Company (1%
)
13,851,121 Payden Cash Reserves Money Market Fund *
(Cost - $13,851)
13,851
Total Investments (Cost - $1,312,569) (102%)
1,271,707
Liabilities in excess of Other Assets (-2%)
(21,346)
Net Assets (100%) $ 1,250,361

* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022. The stated maturity is subject to prepayments.
(e) Yield to maturity at time of purchase.
(f) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $3,105 and the total market value of the collateral held by the Fund is $3,202. Amounts in 000s.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h) All or a portion of the security is pledged to cover futures contract margin requirements.
(i) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
CAD 3,557
USD  2,766 HSBC Bank USA, N.A. 09/15/2022 $ 11
GBP 21
USD  25 HSBC Bank USA, N.A. 09/15/2022 1
USD 25,036
CAD  32,054 HSBC Bank USA, N.A. 09/15/2022 8
Net Unrealized Appreciation
$20
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day Eurodollar Future 664 Sep-23 $ 160,937 $ (3,629) $ (3,629)
U.S. Treasury 2-Year Note Future 664 Sep-22 139,746 512 512
a a
(3,117)
Short Contracts:
U.S. Treasury 5-Year Note Future 1,039 Sep-22 (118,162) (568) (568)
a a
Total Futures
$(3,685)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
2-Year SOFR Swap, Receive Fixed 0.03% Annually, Pay
Variable 1.53% (SOFRRATE) Annually 08/20/2022 $10,000 $(47) $– $(47)